SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of Share-based compensation recognized in operating expenses

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Research and development expenses	201,033	230,830	226,490
General and administrative expenses	69,560	81,966	88,091
Selling and marketing expenses	20,238	22,130	28,443
Total share-based compensation expenses	290,831	334,926	343,024

Schedule of the stock option activity under the 2014 and 2019 Share Incentive Plan

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at December 31, 2022	9,986,146	0.5556
Exercised	(2,560,304)	0.5574
Granted	128,000	0.6500
Forfeited	(294,480)	0.6368
Outstanding at December 31, 2023	7,259,362	0.5533
Exercised	(3,944,400)	0.5205
Forfeited	(656,080)	0.3667
Outstanding at December 31, 2024	2,658,882	0.6480
Exercised	(1,510,880)	0.6477
Outstanding at December 31, 2025	1,148,002	0.6483

Schedule of share options outstanding

	As of December 31, 2025
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	1,148,002	0.6483	2.92	22,820
Exercisable	1,116,002	0.6483	2.85	22,184
Expected to vest	32,000	0.6500	5.50	636

Schedule of fair value of options granted using the binomial option pricing model

	2023	2024	2025

Risk-free interest rate	4.13%	NA	NA
Expected term (in years)	4.00	NA	NA
Expected dividend yield	0%	NA	NA
Expected volatility	40%	NA	NA
Expected forfeiture rate (post-vesting)	15%	NA	NA

Schedule of activities of the restricted share units granted to employees under the plan

		Weighted -
		average grant date
	Shares awarded number	fair value per share(US$)
Outstanding at January 1, 2023	26,692,248	5.3631
Vested	(5,683,896)	5.0877
Granted	8,769,800	6.1047
Forfeited	(2,500,424)	5.2052
Outstanding at December 31, 2023	27,277,728	5.6734
Vested	(6,826,392)	6.1047
Granted	2,225,760	9.3712
Forfeited	(2,665,656)	5.2956
Outstanding at December 31, 2024	20,011,440	5.9879
Vested	(6,709,496)	9.3712
Granted	5,702,392	10.9081
Forfeited	(1,842,848)	6.2381
Outstanding at December 31, 2025	17,161,488	6.2732